Document and Entity Information	Oct. 07, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 07, 2021
Entity Registrant Name	Ziff Davis, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-25965
Entity Tax Identification Number	47-1053457
Entity Address, Address Line One	114 5th Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	503-3500
Entity Information, Former Legal or Registered Name	J2 Global, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ZD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001084048
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	700 S. Flower Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90017